Investment in Juanicipio - Summary of the Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Investments [Line Items]
Cash and cash equivalents	$ 1,215.0	$ 863.0	$ 400.0
Other current assets	33.0	32.0
Non-current assets	119.0	72.0
Current liabilities	(817.0)	(687.0)
Carrying amount of Investment in Juanicipio	1,921.0	0.0
Juanicipio
Disclosure of Investments [Line Items]
Cash and cash equivalents	127.0	72.0
Other current assets	78.0
Non-current assets	318.0
Current liabilities	(72.0)
Non-current liabilities	(9.0)
Net assets	442.0
Acquisition fair value and other accounting adjustments	1,479.0
Carrying amount of Investment in Juanicipio	1,921.0	0.0
Juanicipio
Disclosure of Investments [Line Items]
Cash and cash equivalents	288.0	$ 163.0
Other current assets	177.0
Non-current assets	724.0
Current liabilities	(164.0)
Non-current liabilities	(21.0)
Net assets	$ 1,004.0